SCHEDULE OF PREPAYMENT ACQUISITION (Details) - Key Mining Corp [Member]	8 Months Ended
Dec. 31, 2023 USD ($)
Restructuring Cost and Reserve [Line Items]
Balance acquired on May 1, 2023	$ 170,850
Additional prepayment in June 2023	16,210
Consulting expense recognized for the period from acquisition to September 30, 2023	(187,060)
Balance at December 31, 2023